Share-based Compensation (Details)						3 Months Ended
	Jan. 01, 2024 shares	Mar. 31, 2023 $ / shares shares	Mar. 20, 2023 shares	Mar. 16, 2023 shares	Jun. 08, 2022 Option Options shares	Mar. 31, 2023 $ / shares shares
Share-based Compensation
Number of stock option plans approved | Option					2
Number of Class A Ordinary Shares available for issuance					13,889
Exchange ratio for Class A ordinary shares pursuant to the business combination			108.083	108.083		108.083
UK Plan
Share-based Compensation
Number of stock option plans approved | Options					2
Number of Class A Ordinary Shares available for issuance					1,501,165
US Plan
Share-based Compensation
Number of Class A Ordinary Shares available for issuance					383,371
Equity Incentive Plan
Share-based Compensation
Percentage of discount for eligible employees				5.00%
Number of shares issued	4,029,898			8,059,796		1,558,562
Weighted-average assumptions used to estimate the fair value
Share price | $ / shares		$ 8.16				$ 8.16
Expected volatility						96.50%
Risk-free rate						3.58%
Expected life						6 years 1 month 6 days
Employee Stock Purchase Plan
Share-based Compensation
Percentage of discount for eligible employees				15.00%
Number of shares issued		0		4,029,898